SHARE-BASED COMPENSATION Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees
Additional information
Unrecognized share-based compensation expenses	¥ 18,763
Recording period for unrecognized deemed dividends	2 years
Employees | CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 5,462
Recording period for unrecognized deemed dividends	2 years
Employee and Non-employee RSUs
Additional information
Fair value of RSUs vested	¥ 66,797	¥ 88,446	¥ 125,477